Interest-Bearing Borrowings (Details) - Schedule of Loan Note - Liability Component - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Loan Note Liability Component Abstract
Beginning balance	$ 8,745,192	$ 8,745,192
Finance costs	3,537,463	18,975,635	786,058
Ending balance	$ 12,282,655		$ 8,745,192